UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-6325

Dreyfus MidCap Index Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:           10/31

Date of reporting period:         1/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2015 (Unaudited)

Common Stocks--97.5%	Shares		Value ($)
Automobiles & Components--.7%
Dana Holding	358,113		7,473,818
Gentex	616,749		10,293,541
Thor Industries	99,332		5,597,358
			23,364,717
Banks--4.9%
Associated Banc-Corp	318,572		5,355,195
BancorpSouth	181,578		3,604,323
Bank of Hawaii	93,300		5,267,718
Cathay General Bancorp	156,424		3,736,969
City National	101,884		8,832,324
Commerce Bancshares	174,731		6,989,240
Cullen/Frost Bankers	117,347		7,310,718
East West Bancorp	302,455		10,942,822
First Horizon National	493,730		6,413,553
First Niagara Financial Group	742,222		6,026,843
FirstMerit	347,031		5,686,103
Fulton Financial	387,397		4,319,477
Hancock Holding	170,733		4,457,839
International Bancshares	122,111		2,748,719
New York Community Bancorp	933,728		14,426,098
PacWest Bancorp	205,395		8,781,663
Prosperity Bancshares	128,570		5,887,220
Signature Bank	106,079	a	12,425,033
SVB Financial Group	107,171	a	12,099,606
Synovus Financial	288,160		7,425,883
TCF Financial	354,089		5,205,108
Trustmark	143,489		3,064,925
Umpqua Holdings	456,570		7,081,401
Valley National Bancorp	469,776		4,265,566
Washington Federal	205,796		4,087,109
Webster Financial	189,237		5,777,406
			172,218,861
Capital Goods--9.4%
A.O. Smith	158,220		9,399,850
Acuity Brands	92,461		13,858,979
AECOM	323,755	a	8,229,852
AGCO	175,932		7,624,893
Alliant Techsystems	68,274		8,896,785
B/E Aerospace	221,991	a	12,948,735
Carlisle	135,231		12,127,516
CLARCOR	105,257	b	6,581,720
Crane	105,090		6,405,235
Donaldson	270,161		9,877,086
Esterline Technologies	68,485	a	7,676,484
Exelis	393,620		6,734,838
Fortune Brands Home & Security	334,532		14,983,688
GATX	92,859		5,306,892
Graco	125,771		8,959,926
Granite Construction	75,258		2,564,793
Harsco	174,460		2,575,030
Hubbell, Cl. B	114,487		12,140,201
Huntington Ingalls Industries	102,225		11,919,435
IDEX	168,216		12,170,428

ITT	195,395		6,997,095
KBR	311,340		5,146,450
Kennametal	168,847		5,305,173
KLX	112,596	a	4,426,149
Lennox International	92,963		9,139,193
Lincoln Electric Holdings	164,441		11,167,188
MSC Industrial Direct, Cl. A	106,720		8,011,470
Nordson	124,074		9,040,032
NOW	230,118	b	5,741,444
Oshkosh	167,750		7,188,088
Regal-Beloit	94,222		6,487,185
SPX	86,282		7,210,587
Terex	228,291		5,131,982
Timken	157,000		5,967,570
Trinity Industries	327,500		8,668,925
Triumph Group	106,646		6,085,221
Valmont Industries	52,780	b	6,339,934
Wabtec	203,180		16,955,371
Watsco	58,178		6,333,257
Woodward	125,484		5,597,841
			327,922,521
Commercial & Professional Services--2.7%
Clean Harbors	114,708	a,b	5,427,983
Copart	240,454	a	8,800,616
Corporate Executive Board	70,395		4,823,465
Deluxe	105,767		6,867,451
FTI Consulting	88,862	a	3,614,018
Herman Miller	126,001		3,660,329
HNI	93,086		4,584,486
Manpowergroup	167,543		12,210,534
MSA Safety	67,922		2,965,475
R.R. Donnelley & Sons	425,710		7,011,444
Rollins	138,254		4,569,295
Towers Watson & Co., Cl. A	147,598		17,490,363
Waste Connections	261,514		11,302,635
			93,328,094
Consumer Durables & Apparel--3.9%
Brunswick	195,664		10,620,642
Carter's	112,732		9,186,531
Deckers Outdoor	74,331	a	4,909,562
Hanesbrands	212,199		23,634,725
Jarden	377,656	a	18,135,041
Kate Spade & Company	271,032	a	8,545,639
KB Home	189,480	b	2,360,921
M.D.C. Holdings	83,305	b	2,082,625
NVR	8,191	a	10,273,398
Polaris Industries	129,666		18,748,407
Tempur Sealy International	130,066	a	7,157,532
Toll Brothers	341,022	a	11,806,182
Tupperware Brands	108,171		7,313,441
			134,774,646
Consumer Services--2.6%
Apollo Education Group	202,746	a	5,121,364
Brinker International	134,112		7,836,164
Cheesecake Factory	99,224		5,210,252
DeVry Education Group	122,993		5,216,133
Domino's Pizza	117,146		11,603,311
Graham Holdings, Cl. B	9,426		8,816,326
International Game Technology	520,377		8,804,779
International Speedway, Cl. A	59,616		1,734,229

Life Time Fitness	77,614	a	4,243,157
Panera Bread, Cl. A	54,140	a	9,304,500
Service Corporation International	439,120		9,937,286
Sotheby's	128,614		5,472,526
Wendy's	589,266		6,210,864
			89,510,891
Diversified Financials--2.7%
CBOE Holdings	178,677		11,519,306
Eaton Vance	249,013		10,022,773
Federated Investors, Cl. B	202,243		6,392,901
Janus Capital Group	308,356	b	5,408,564
MSCI	237,159		12,763,897
Raymond James Financial	265,762		13,984,396
SEI Investments	276,088		11,090,455
SLM	900,710		8,205,468
Stifel Financial	139,810	a	6,592,042
Waddell & Reed Financial, Cl. A	176,635		7,897,351
			93,877,153
Energy--3.8%
Atwood Oceanics	128,156		3,662,698
California Resources	638,449		3,268,859
CARBO Ceramics	42,833	b	1,404,066
Dresser-Rand Group	161,590	a	12,940,127
Dril-Quip	83,140	a	6,171,482
Energen	155,639		9,870,625
Gulfport Energy	182,876	a	7,038,897
Helix Energy Solutions Group	211,038	a	3,961,183
HollyFrontier	415,097		14,910,284
Oceaneering International	222,499		11,650,048
Oil States International	111,754	a	4,589,737
Patterson-UTI Energy	313,360		5,377,258
Peabody Energy	570,108	b	3,551,773
Rosetta Resources	131,701	a	2,248,136
Rowan, Cl. A	265,024		5,597,307
SM Energy	143,502		5,427,246
Superior Energy Services	320,797		6,415,940
Tidewater	106,426	b	3,114,025
Unit	98,677	a	2,938,601
Western Refining	153,491		5,699,121
World Fuel Services	151,325		7,410,385
WPX Energy	435,099	a	4,638,155
			131,885,953
Food & Staples Retailing--.4%
SUPERVALU	441,074	a	4,296,061
United Natural Foods	106,529	a	8,232,561
			12,528,622
Food, Beverage & Tobacco--2.0%
Boston Beer, Cl. A	18,788	a	5,909,202
Dean Foods	198,132		3,590,152
Flowers Foods	394,711		7,720,547
Hain Celestial Group	214,790	a	11,334,468
Ingredion	152,244		12,276,956
Lancaster Colony	41,827		3,761,502
Post Holdings	108,788	a	5,140,233
Tootsie Roll Industries	40,006	b	1,247,787
TreeHouse Foods	90,013	a	8,164,179
WhiteWave Foods	367,584	a	12,119,244
			71,264,270
Health Care Equipment & Services--6.9%
Align Technology	152,656	a	8,098,401

Allscripts Healthcare Solutions	362,283	a	4,314,790
Centene	123,680	a	13,500,909
Community Health Systems	247,119	a	11,631,891
Cooper	102,426		16,147,459
Halyard Health	100,124		4,462,527
Health Net	163,882	a	8,877,488
Henry Schein	178,918	a	24,703,208
Hill-Rom Holdings	122,985		5,873,764
HMS Holdings	189,176	a	3,742,847
Hologic	513,833	a	15,602,539
IDEXX Laboratories	101,103	a	16,016,737
LifePoint Hospitals	96,676	a	6,307,142
MEDNAX	211,760	a	14,376,386
Omnicare	207,567		15,563,374
Owens & Minor	136,234		4,663,290
ResMed	295,819	b	18,479,813
Sirona Dental Systems	116,580	a	10,517,848
STERIS	126,487		8,249,482
Teleflex	87,185		9,551,989
Thoratec	118,648	a	4,258,277
VCA	176,908	a	9,216,907
WellCare Health Plans	93,904	a	6,840,906
			240,997,974
Household & Personal Products--1.1%
Church & Dwight	284,119		22,990,909
Energizer Holdings	131,059		16,776,863
			39,767,772
Insurance--4.6%
Alleghany	34,166	a	15,104,447
American Financial Group	156,041		9,056,620
Arthur J. Gallagher & Co.	340,501		15,128,459
Aspen Insurance Holdings	130,408		5,649,275
Brown & Brown	248,883		7,678,040
Everest Re Group	95,983		16,449,567
First American Financial	229,631		7,812,047
The Hanover Insurance Group	94,227		6,501,663
HCC Insurance Holdings	204,876		10,928,086
Kemper	104,456		3,646,559
Mercury General	78,260		4,472,559
Old Republic International	519,920		7,299,677
Primerica	111,416		5,530,690
Protective Life	166,143		11,621,703
Reinsurance Group of America	146,162		12,103,675
RenaissanceRe Holdings	81,328		7,777,397
StanCorp Financial Group	88,160		5,469,446
W.R. Berkley	214,860		10,525,991
			162,755,901
Materials--7.1%
Albemarle	237,940		11,482,984
AptarGroup	136,808		8,633,953
Ashland	135,354		16,042,156
Bemis	210,206		9,312,126
Cabot	134,235		5,692,906
Carpenter Technology	113,978		4,324,325
Cliffs Natural Resources	328,285	b	2,107,590
Commercial Metals	251,131		3,370,178
Compass Minerals International	71,898		6,283,885
Cytec Industries	152,598		7,323,178
Domtar	135,018		5,171,189
Eagle Materials	107,197		7,634,570

Greif, Cl. A	72,327		2,762,891
Louisiana-Pacific	303,023	a	4,960,487
Minerals Technologies	72,214		4,717,741
NewMarket	22,408		10,076,205
Olin	166,358	b	4,170,595
Packaging Corporation of America	207,602		15,746,612
PolyOne	191,682		6,821,962
Reliance Steel & Aluminum	166,295		8,708,869
Rock-Tenn, Cl. A	297,231		19,290,292
Royal Gold	137,114		9,935,280
RPM International	281,513		13,473,212
Scotts Miracle-Gro, Cl. A	94,285		5,980,498
Sensient Technologies	101,382		6,184,302
Silgan Holdings	93,765		4,820,459
Sonoco Products	214,075		9,462,115
Steel Dynamics	506,011		8,622,427
TimkenSteel	82,024		2,214,648
United States Steel	311,268	b	7,607,390
Valspar	161,583		13,480,870
Worthington Industries	110,348		3,302,716
			249,718,611
Media--1.3%
AMC Networks, Cl. A	124,275	a	8,289,142
Cinemark Holdings	218,846		8,134,506
DreamWorks Animation SKG, Cl. A	156,285	a,b	2,917,841
John Wiley & Sons, Cl. A	100,133		6,204,241
Live Nation Entertainment	305,316	a	7,257,361
Meredith	77,434		4,031,214
New York Times, Cl. A	279,669		3,521,033
Time	228,430		5,719,887
			46,075,225
Pharmaceuticals, Biotech & Life Sciences--2.6%
Akorn	157,857	a	6,721,551
Bio-Rad Laboratories, Cl. A	43,884	a	5,023,401
Bio-Techne	78,988		7,347,464
Charles River Laboratories
International	98,414	a	6,825,011
Covance	119,253	a	12,665,861
Mettler-Toledo International	60,583	a	18,414,203
Salix Pharmaceuticals	135,152	a	18,200,920
United Therapeutics	101,020	a	14,256,953
			89,455,364
Real Estate--11.3%
Alexander & Baldwin	96,866		3,706,093
Alexandria Real Estate Equities	153,358	c	14,955,472
American Campus Communities	221,150	c	9,721,754
BioMed Realty Trust	418,022	c	10,220,638
Camden Property Trust	182,178	c	14,036,815
Corporate Office Properties Trust	197,559	c	5,926,770
Corrections Corporation of America	245,064	c	9,635,916
Duke Realty	720,762	c	15,734,234
Equity One	163,147	c	4,444,124
Extra Space Storage	233,033	c	15,380,178
Federal Realty Investment Trust	143,860	c	20,682,752
Highwoods Properties	193,314	c	9,085,758
Home Properties	122,470	c	8,634,135
Hospitality Properties Trust	319,577	c	10,415,014
Jones Lang LaSalle	95,364		14,026,137
Kilroy Realty	178,361	c	13,225,468
Lamar Advertising, Cl. A	170,103	b	9,529,170

LaSalle Hotel Properties	235,028	c	9,509,233
Liberty Property Trust	316,098	c	12,738,749
Mack-Cali Realty	174,238	c	3,399,383
Mid-America Apartment Communities	160,545	c	12,734,429
National Retail Properties	277,797	c	11,900,823
Omega Healthcare Investors	268,337	b,c	11,769,261
Potlatch	87,942	c	3,505,368
Rayonier	270,566	c	7,941,112
Realty Income	473,002	b,c	25,688,739
Regency Centers	197,736	c	13,556,780
Senior Housing Properties Trust	429,048	c	9,992,528
SL Green Realty	205,064	c	25,838,064
Tanger Factory Outlet Centers	205,510	c	8,086,819
Taubman Centers	133,305	c	10,924,345
UDR	538,614	c	17,914,302
Urban Edge Properties	184,756	a	4,386,107
Weingarten Realty Investors	236,497	c	8,863,908
WP GLIMCHER	390,244		6,899,514
			395,009,892
Retailing--5.1%
Aaron's	139,670		4,421,952
Abercrombie & Fitch, Cl. A	148,947		3,801,127
Advance Auto Parts	154,224		24,521,616
American Eagle Outfitters	374,926	b	5,263,961
ANN	98,736	a	3,268,162
Ascena Retail Group	276,210	a	3,192,988
Big Lots	115,205		5,289,061
Cabela's	102,059	a	5,608,142
Chico's FAS	324,404		5,411,059
CST Brands	166,247		7,165,246
Dick's Sporting Goods	207,557		10,720,319
Foot Locker	301,388		16,039,869
Guess?	136,448		2,562,493
HSN	69,931		5,415,457
J.C. Penney	653,326	a,b	4,749,680
LKQ	645,161	a	16,651,605
Murphy USA	90,446	a	6,314,035
Office Depot	1,024,332	a	7,784,923
Rent-A-Center	110,331		3,782,147
Signet Jewelers	169,353		20,510,342
Williams-Sonoma	181,500		14,202,375
			176,676,559
Semiconductors & Semiconductor Equipment--3.4%
Advanced Micro Devices	1,306,622	a,b	3,358,018
Atmel	893,860	a	7,445,854
Cree	252,111	a,b	8,914,645
Cypress Semiconductor	310,979	a,b	4,580,721
Fairchild Semiconductor
International	248,648	a	3,816,747
Integrated Device Technology	317,496	a	5,807,002
Intersil, Cl. A	273,841		3,918,665
Qorvo	313,890	a	23,187,054
Semtech	139,465	a	3,550,779
Silicon Laboratories	84,873	a	3,714,042
Skyworks Solutions	403,000		33,469,150
SunEdison	536,072	a,b	10,040,629
Teradyne	455,484		8,244,260
			120,047,566
Software & Services--8.4%
ACI Worldwide	241,333	a	4,457,420

Acxiom	161,318	a	2,935,988
Advent Software	94,684		3,962,525
ANSYS	194,952	a	15,726,778
AOL	164,381	a	7,109,478
Broadridge Financial Solutions	254,708		12,223,437
Cadence Design Systems	619,965	a	11,153,170
CDK Global	338,728		15,296,956
CommVault Systems	90,202	a	3,931,003
Convergys	216,637		4,150,765
CoreLogic	188,834	a	6,269,289
DST Systems	61,418		5,939,121
Equinix	116,465		25,256,600
FactSet Research Systems	82,206		11,803,960
Fair Isaac	69,270		4,942,415
Fortinet	294,777	a	8,812,358
Gartner	186,717	a	15,725,306
Global Payments	143,205		12,503,229
Informatica	229,641	a	9,572,585
Jack Henry & Associates	173,070		10,621,306
Leidos Holdings	130,834		5,416,528
Mentor Graphics	203,768		4,688,702
NeuStar, Cl. A	119,286	a,b	3,136,029
PTC	244,037	a	8,153,276
Rackspace Hosting	251,077	a	11,288,422
Rovi	200,579	a	4,635,381

Science Applications International	84,430		4,118,495
SolarWinds	140,315	a	6,756,167
Solera Holdings	143,303		7,394,435
Synopsys	330,350	a	14,201,747
Tyler Technologies	70,442	a	7,472,487
Ultimate Software Group	60,557	a	8,963,042
VeriFone Systems	237,832	a	7,465,546
WEX	81,499	a	7,501,983
			293,585,929
Technology Hardware & Equipment--5.3%
3D Systems	221,561	a,b	6,442,994
ARRIS Group	281,235	a	7,373,982
Arrow Electronics	205,198	a	11,294,098
Avnet	290,317		12,082,993
Belden	91,865		7,619,283
Ciena	228,298	a	4,228,079
Cognex	186,329	a	6,847,591
Diebold	136,933		4,272,310
FEI	88,677		7,291,023
Ingram Micro, Cl. A	332,561	a	8,373,886
InterDigital	79,701		3,983,456
IPG Photonics	75,985	a,b	5,671,520
Itron	81,580	a	3,035,592
Jabil Circuit	406,838		8,384,931
JDS Uniphase	488,639	a	5,936,964
Keysight Technologies	356,043		11,888,276
Knowles	182,248	a,b	3,865,480
Lexmark International, Cl. A	129,411		5,164,793
National Instruments	215,430		6,480,134
NCR	359,309	a	9,126,449
Plantronics	90,121		4,130,245
Polycom	285,696	a	3,799,757
Riverbed Technology	325,473	a	6,698,234
Tech Data	80,656	a	4,605,458
Trimble Navigation	549,194	a	13,092,785
Vishay Intertechnology	290,126		3,951,516
Zebra Technologies, Cl. A	108,118	a	9,023,528
			184,665,357
Telecommunication Services--.1%
Telephone & Data Systems	205,451		4,776,736
Transportation--2.4%
Alaska Air Group	279,018		18,936,952
Con-way	121,929		4,995,431
Genesee & Wyoming, Cl. A	109,198	a	9,003,375
J.B. Hunt Transport Services	195,304		15,548,151
JetBlue Airways	523,745	a,b	8,793,679
Kirby	121,873	a	8,834,574
Landstar System	95,486		6,118,743
Old Dominion Freight Line	144,079	a	10,102,819
Werner Enterprises	97,183		2,772,631
			85,106,355
Utilities--4.8%
Alliant Energy	234,062		16,058,994
Aqua America	371,810		10,057,460
Atmos Energy	211,532		12,038,286

Black Hills	95,660		4,798,306
Cleco	126,751		6,890,184
Great Plains Energy	323,697		9,571,720
Hawaiian Electric Industries	219,754	b	7,537,562
IDACORP	107,734		7,316,216
MDU Resources Group	408,506		9,236,321
National Fuel Gas	177,442		11,255,146
OGE Energy	420,448		14,791,361
ONE Gas	108,505		4,794,836
PNM Resources	166,687		5,083,954
Questar	368,778		9,569,789
UGI	363,603		13,449,675
Vectren	176,830		8,473,694
Westar Energy	275,430		11,766,370
WGL Holdings	104,146		5,884,249
			168,574,123
Total Common Stocks
(cost $2,168,095,742)			3,407,889,092
	Principal
Short-Term Investment--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 6/4/15
(cost $5,089,137)	5,090,000	[d]	5,089,700

Other Investment--2.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $90,627,407)	90,627,407	[e]	90,627,407
Investment of Cash Collateral for
Securities Loaned--4.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $142,756,883)	142,756,883	[e]	142,756,883
Total Investments (cost $2,406,569,169)	104.3%		3,646,363,082
Liabilities, Less Cash and Receivables	(4.3%)		(151,208,573)
Net Assets	100.0%		3,495,154,509

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2015, the value of the fund's securities on loan was $156,889,636 and the value of the collateral held by the fund was $162,090,729, consisting of cash collateral of $142,756,883 and U.S.
Government & Agency securities valued at $19,333,846.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $1,239,793,913 of which $1,347,069,788 related to appreciated investment securities and $107,275,875 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Real Estate	11.3
Capital Goods	9.4
Software & Services	8.4
Materials	7.1
Health Care Equipment & Services	6.9
Short-Term/Money Market Investments	6.8
Technology Hardware & Equipment	5.3
Retailing	5.1
Banks	4.9
Utilities	4.8
Insurance	4.6
Consumer Durables & Apparel	3.9
Energy	3.8
Semiconductors & Semiconductor Equipment	3.4
Commercial & Professional Services	2.7
Diversified Financials	2.7
Consumer Services	2.6
Pharmaceuticals, Biotech & Life Sciences	2.6
Transportation	2.4
Food, Beverage & Tobacco	2.0
Media	1.3
Household & Personal Products	1.1
Automobiles & Components	.7
Food & Staples Retailing	.4
Telecommunication Services	.1
104.3
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	702	100,484,280	March 2015	(1,265,234)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	3,387,378,750	-	-	3,387,378,750
Equity Securities - Foreign Common Stocks+	20,510,342	-	-	20,510,342
Mutual Funds	233,384,290	-	-	233,384,290
U.S. Treasury		5,089,700	-	5,089,700
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,265,234)	-	-	(1,265,234)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)